Compensation Plans and Post-Employment Benefits - Net Periodic Benefit Costs (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	4	5	7
Expected return on plan assets	(6)	(8)	(11)
Amortization of net loss (gain)	0	0	0
Settlement loss recognized	0	0	0
Net periodic benefit cost	$ (1)	$ (3)	$ (3)
Benefit obligations weighted average assumptions
Discount rate (percentage)	1.60%	1.60%
Rate of compensation increase (percentage)	2.70%	2.30%
Net pension income weighted average assumptions
Discount rate (percentage)	1.60%	1.90%	3.00%
Expected return on assets (percentage)	1.90%	3.00%	4.20%
Rate of compensation increase (percentage)	2.30%	2.90%	3.40%
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 10	$ 20	$ 17
Interest cost	4	6	8
Expected return on plan assets	0	(1)	(1)
Amortization of net loss (gain)	4	4	3
Settlement loss recognized	5	1	0
Net periodic benefit cost	$ 22	$ 32	$ 28
Benefit obligations weighted average assumptions
Discount rate (percentage)	2.60%	2.20%
Rate of compensation increase (percentage)	3.00%	2.80%
Net pension income weighted average assumptions
Discount rate (percentage)	2.30%	2.90%	3.50%
Expected return on assets (percentage)	2.30%	3.00%	3.00%
Rate of compensation increase (percentage)	3.00%	2.70%	3.00%